UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08611

Legg Mason Charles Street Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1.	Report to Shareholders.

Batterymarch

U.S. Small Capitalization

Equity Portfolio

Semi-Annual Report to Shareholders

June 30, 2008

Semi-Annual Report to Shareholders

Expense Example

Batterymarch U.S. Small Capitalization Equity Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2008, and held through June 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee, which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidB During the Period 1/1/08-6/30/08
Institutional Class
Actual	$1,000.00	$901.50	$4.02
Hypothetical (5% return before expenses)	1,000.00	1,020.64	4.27

Financial Intermediary Class
Actual	$1,000.00	$899.50	$5.67
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.02

A

A redemption fee of 2% is imposed on all redemptions, including exchanges, made within 60 days of purchase. The fee is paid directly to the Fund to help offset the costs imposed on it by short-term trading.

B

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of .85% and 1.20% for the Institutional Class and the Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 366.

Semi-Annual Report to Shareholders

Performance Information

Batterymarch U.S. Small Capitalization Equity Portfolio

The graphs which follow compare the Fund’s total returns to the Russell 2000 Index. The graphs illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

An unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. Index returns are for periods beginning February 29, 2000. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

Semi-Annual Report to Shareholders

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for the periods beginning December 31, 2002.

Semi-Annual Report to Shareholders

Selected Portfolio PerformanceD

Strongest performers for the period ended June 30, 2008E		Weakest performers for the period ended June 30, 2008E
1. Comstock Resources Inc.	+148.3%	1. Bluephoenix Solutions Ltd.	-74.6%
2. Compass Minerals International Inc.	+98.5%	2. GFI Group Inc.	-62.0%
3. Big Lots Inc.	+95.4%	3. Great Southern Bancorp Inc.	-61.8%
4. Petroquest Energy Inc.	+88.1%	4. PharmaNet Development Group Inc.	-59.8%
5. Mariner Energy Inc.	+61.6%	5. Blue Coat Systems Inc.	-57.1%
6. Graftech International Ltd.	+51.2%	6. National Financial Partners Corp.	-55.7%
7. Swift Energy Co.	+50.0%	7. Dollar Financial Corp.	-50.8%
8. Mentor Graphics Corp.	+46.6%	8. Quantum Corp.	-49.8%
9. Reliance Steel & Aluminum Co.	+42.7%	9. Lear Corp.	-48.7%
10. Rent-A-Center Inc.	+41.7%	10. Tenneco Inc.	-48.1%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they are paid.
E	Securities held for the entire period.

Semi-Annual Report to Shareholders

Portfolio of Investments

June 30, 2008 (Unaudited)

Batterymarch U.S. Small Capitalization Equity Portfolio

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests	99.1%

Consumer Discretionary	13.3%
Auto Components	0.8%
ArvinMeritor Inc.		39,100	$497,774
Lear Corp.		57,820	819,888	A
Tenneco Inc.		54,200	733,326	A

			2,050,988

Diversified Consumer Services	1.1%
DeVry Inc.		50,600	2,713,172

Hotels, Restaurants and Leisure	3.0%
Bally Technologies Inc., Class A		54,800	1,852,240	A
Bob Evans Farms Inc.		28,400	812,240
Burger King Holdings Inc.		36,300	972,477
CBRL Group Inc.		34,200	838,242
Jack in the Box Inc.		38,900	871,749	A
Panera Bread Co.		13,400	619,884	A
WMS Industries Inc.		50,630	1,507,255	A

			7,474,087

Household Durables	1.4%
American Greetings Corp.		86,700	1,069,878
Jarden Corp.		1	14	A
Tupperware Brands Corp.		66,400	2,272,208

			3,342,100

Internet and Catalog Retail	1.4%
FTD Group Inc.		37,300	497,209
Priceline.com Inc.		25,500	2,944,230	A

			3,441,439

Leisure Equipment and Products	0.3%
Callaway Golf Co.		56,197	664,811

Multiline Retail	1.3%
Big Lots Inc.		106,700	3,333,308	A

Specialty Retail	1.3%
Aeropostale Inc.		53,800	1,685,554	A
Rent-A-Center Inc.		70,200	1,444,014	A

			3,129,568

Textiles, Apparel and Luxury Goods	2.7%
Deckers Outdoor Corp.		1,100	153,120	A
Fossil Inc.		66,700	1,938,969	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Textiles, Apparel and Luxury Goods—Continued
Maidenform Brands Inc.		105,634	$1,426,059	A
Perry Ellis International Inc.		59,200	1,256,224	A
The Warnaco Group Inc.		11,300	497,991	A
Wolverine World Wide Inc.		50,430	1,344,968

			6,617,331

Consumer Staples	1.6%

Food and Staples Retailing	0.2%
Ruddick Corp.		16,200	555,822

Food Products	0.9%
Chiquita Brands International Inc.		25,700	389,869	A
Fresh Del Monte Produce Inc.		78,520	1,850,716	A

			2,240,585

Personal Products	0.3%
American Oriental Bioengineering Inc.		73,990	730,281	A

Tobacco	0.2%
Alliance One International Inc.		87,600	447,642	A

Energy	10.9%

Energy Equipment and Services	2.8%
Dawson Geophysical Co.		18,642	1,108,453	A
Gulfmark Offshore Inc.		20,760	1,207,817	A
Oil States International Inc.		25,900	1,643,096	A
Pioneer Drilling Co.		51,500	968,715	A
Willbros Group Inc.		48,450	2,122,594	A

			7,050,675

Oil, Gas and Consumable Fuels	8.1%
Bois d’Arc Energy Inc.		55,110	1,339,724	A
Comstock Resources Inc.		35,300	2,980,379	A
Concho Resources Inc.		38,000	1,417,400	A
DCP Midstream Partners LP		2,500	73,125
Encore Acquisition Co.		18,000	1,353,420	A
Energy Partners Ltd.		49,600	740,032	A
Mariner Energy Inc.		46,552	1,721,028	A
McMoRan Exploration Co.		48,000	1,320,960	A
PetroQuest Energy Inc.		32,300	868,870	A
Rosetta Resources Inc.		42,700	1,216,950	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Oil, Gas and Consumable Fuels—Continued
Swift Energy Co.		43,120	$2,848,507	A
W&T Offshore Inc.		22,015	1,288,098
Whiting Petroleum Corp.		15,400	1,633,632	A
World Fuel Services Corp.		47,945	1,051,913

			19,854,038

Financials	15.1%

Capital Markets	0.3%
GFI Group Inc.		84,800	764,048

Commercial Banks	3.6%
City Holding Co.		7,100	289,467
First Merchants Corp.		21,200	384,780
FirstMerit Corp.		68,420	1,115,930
Glacier Bancorp Inc.		50,500	807,495
Great Southern Bancorp Inc.		3,100	25,172
National Penn Bancshares Inc.		75,700	1,005,296
Old Second Bancorp Inc.		9,300	108,066
Oriental Financial Group Inc.		65,700	936,882
Sandy Spring Bancorp Inc.		13,400	222,172
SVB Financial Group		36,400	1,751,204	A
Tompkins Financial Corp.		3,650	135,780
UMB Financial Corp.		30,500	1,563,735
Westamerica Bancorporation		9,900	520,641

			8,866,620

Consumer Finance	2.2%
Cash America International Inc.		38,200	1,184,200
Dollar Financial Corp.		93,420	1,411,576	A
EZCORP Inc.		146,100	1,862,775	A
World Acceptance Corp.		26,800	902,356	A

			5,360,907

Diversified Financial Services	0.7%
Interactive Brokers Group Inc.		52,106	1,674,166	A

Insurance	3.6%
Aspen Insurance Holdings Ltd.		112,400	2,660,508
CNA Surety Corp.		36,100	456,304	A
First Mercury Financial Corp.		36,600	645,624	A
National Financial Partners Corp.		44,600	883,972
Navigators Group Inc.		9,500	513,475	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Insurance—Continued
Platinum Underwriters Holdings Ltd.		78,710	$2,566,733
SeaBright Insurance Holdings		78,500	1,136,680	A

			8,863,296

Real Estate Investment Trusts (REITs)	3.8%
Anworth Mortgage Asset Corp.		94,600	615,846
Associated Estates Realty Corp.		12,200	130,662
DuPont Fabros Technology Inc.		24,750	461,340
Equity Lifestyle Properties Inc.		14,600	642,400
Highwoods Properties Inc.		5,100	160,242
Inland Real Estate Corp.		52,400	755,608
Lexington Realty Trust		69,000	940,470
Mid-America Apartment Communities Inc.		27,600	1,408,704
National Retail Properties Inc.		73,000	1,525,700
OMEGA Healthcare Investors Inc.		56,450	939,893
Sunstone Hotel Investors Inc.		49,800	826,680
Tanger Factory Outlet Centers Inc.		27,000	970,110

			9,377,655

Thrifts and Mortgage Finance	0.9%
Dime Community Bancshares		26,200	432,562
Entertainment Properties Trust		26,780	1,324,003
Provident New York Bancorp		44,600	493,276

			2,249,841

Health Care	14.6%

Biotechnology	4.2%
Alnylam Pharmaceuticals Inc.		8,200	219,186	A
Cephalon Inc.		24,300	1,620,567	A
Cubist Pharmaceuticals Inc.		140,000	2,500,400	A
Enzon Pharmaceuticals Inc.		18,700	133,144	A
Martek Biosciences Corp.		86,000	2,899,060	A
OSI Pharmaceuticals Inc.		68,900	2,846,948	A

			10,219,305

Health Care Equipment and Supplies	3.2%
CONMED Corp.		14,800	392,940	A
Cutera Inc.		53,800	485,814	A
Cynosure Inc.		29,000	574,780	A
Datascope Corp.		7,100	333,700
Invacare Corp.		52,520	1,073,509

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Health Care Equipment and Supplies—Continued
Sirona Dental Systems Inc.		52,500	$1,360,800	A
STERIS Corp.		73,000	2,099,480
Zoll Medical Corp.		44,400	1,494,948	A

			7,815,971

Health Care Providers and Services	4.3%
Amedisys Inc.		70,678	3,563,585	A
AMERIGROUP Corp.		82,400	1,713,920	A
Apria Healthcare Group Inc.		22,700	440,153	A
Centene Corp.		5,800	97,382	A
Five Star Quality Care Inc.		24,300	114,939	A
Healthspring Inc.		90,200	1,522,576	A
Molina Healthcare Inc.		40,240	979,441	A
Psychiatric Solutions Inc.		49,600	1,876,864	A
Res-Care Inc.		9,720	172,822	A
Sun Healthcare Group Inc.		15,600	208,884	A

			10,690,566

Life Sciences Tools and Services	0.7%
Bio-Rad Laboratories Inc.		6,900	558,141	A
Bruker Corp.		70,300	903,355	A
Pharmanet Development Group Inc.		22,410	353,405	A

			1,814,901

Pharmaceuticals	2.2%
Adolor Corp.		75,200	412,096	A
K-V Pharmaceutical Co.		37,500	724,875	A
Perrigo Co.		74,310	2,360,829
Sciele Pharma Inc.		40,900	791,415
The Medicines Co.		16,100	319,865	A
ViroPharma Inc.		68,100	753,186	A

			5,362,266

Industrials	15.0%

Aerospace and Defense	1.1%
AAR Corp.		52,600	711,678	A
Esterline Technologies Corp.		23,600	1,162,536	A
Stanley Inc.		16,700	559,784	A
TransDigm Group Inc.		10,600	356,054	A

			2,790,052

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Airlines	0.3%
Republic Airways Holdings Inc.		89,700	$776,802	A

Building Products	0.1%
Ameron International Corp.		1,800	215,964
Apogee Enterprises Inc.		8,940	144,470

			360,434

Commercial Services and Supplies	4.0%
Administaff Inc.		28,800	803,232
Comfort Systems USA Inc.		26,900	361,536
Herman Miller Inc.		13,560	337,508
Interface Inc.		15,676	196,420
Kelly Services Inc.		11,100	214,563
Knoll Inc.		85,300	1,036,395
MPS Group Inc.		188,400	2,002,692	A
RSC Holdings Inc.		89,600	829,696	A
Spherion Corp.		133,600	617,232	A
Standard Parking Corp.		44,100	802,620	A
Sykes Enterprises Inc.		20,400	384,744	A
Volt Information Sciences Inc.		73,850	879,554	A
Watson Wyatt Worldwide Inc.		28,000	1,480,920

			9,947,112

Construction and Engineering	0.6%
EMCOR Group Inc.		41,800	1,192,554	A
Perini Corp.		7,400	243,536	A

			1,436,090

Electrical Equipment	3.4%
Acuity Brands Inc.		16,800	807,744
EnerSys		99,169	3,394,555	A
GrafTech International Ltd.		140,200	3,761,566	A
Superior Essex Inc.		8,700	388,281	A

			8,352,146

Industrial Conglomerates	1.1%
Walter Industries Inc.		24,050	2,615,919

Machinery	3.2%
Astec Industries Inc.		29,400	944,916	A
Bucyrus International Inc.		28,000	2,044,560
Chart Industries Inc.		11,200	544,768	A
Columbus McKinnon Corp.		43,300	1,042,664	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Machinery—Continued
L.B. Foster Co.		43,300	$1,437,560	A
Robbins and Myers Inc.		37,444	1,867,332

			7,881,800

Marine	0.6%
Genco Shipping and Trading Ltd.		16,700	1,088,840
TBS International Ltd.		8,200	327,590	A

			1,416,430

Road and Rail	0.6%
Arkansas Best Corp.		39,100	1,432,624

Information Technology	15.7%

Communications Equipment	3.6%
3Com Corp.		336,900	714,228	A
Avocent Corp.		92,330	1,717,338	A
Blue Coat Systems Inc.		91,160	1,286,268	A
Emulex Corp.		80,600	938,990	A
Harmonic Inc.		240,300	2,285,253	A
Powerwave Technologies Inc.		435,925	1,852,681	A
ViaSat Inc.		4,100	82,861	A

			8,877,619

Computers and Peripherals	0.6%
Quantum Corp.		255,400	344,790	A
Rackable Systems Inc.		59,800	801,320	A
Xyratex Ltd.		24,500	407,925	A

			1,554,035

Electronic Equipment and Instruments	1.0%
CTS Corp.		24,700	248,235
SYNNEX Corp.		59,700	1,497,873	A
Technitrol Inc.		36,500	620,135

			2,366,243

Internet Software and Services	2.2%
Interwoven Inc.		117,900	1,415,979	A
United Online Inc.		210,000	2,106,300
Websense Inc.		117,800	1,983,752	A

			5,506,031

IT Services	2.1%
Ciber Inc.		158,100	981,801	A
ManTech International Corp.		26,900	1,294,428	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

IT Services—Continued
MAXIMUS Inc.		34,000	$1,183,880
SAIC Inc.		73,800	1,535,778	A
TNS Inc.		8,600	206,056	A

			5,201,943

Semiconductors and Semiconductor Equipment	3.0%
Amkor Technology Inc.		141,100	1,468,851	A
Monolithic Power Systems Inc.		29,400	635,628	A
Omnivision Technologies Inc.		96,100	1,161,849	A
Skyworks Solutions Inc.		129,900	1,293,168	A
Verigy Ltd.		45,826	1,040,708	A
Zoran Corp.		155,700	1,821,690	A

			7,421,894

Software	3.2%
Bluephoenix Solutions Ltd.		7,510	34,621	A
JDA Software Group Inc.		28,200	510,420	A
Macrovision Solutions Corp.		42,600	637,296	A
Magma Design Automation Inc.		2,350	14,265	A
Mentor Graphics Corp.		22,086	348,959	A
Parametric Technology Corp.		5,200	86,684	A
Progress Software Corp.		59,550	1,522,693	A
SPSS Inc.		10,400	378,248	A
Sybase Inc.		144,000	4,236,480	A

			7,769,666

Materials	7.9%

Chemicals	4.0%
CF Industries Holdings Inc.		11,800	1,803,040
Koppers Holdings Inc.		58,408	2,445,543
LSB Industries Inc.		65,764	1,302,127	A
Olin Corp.		46,700	1,222,606
Terra Industries Inc.		62,600	3,089,310

			9,862,626

Containers and Packaging	1.1%
Greif Inc.		30,933	1,980,640
Rock-Tenn Co.		27,900	836,721

			2,817,361

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES	VALUE

Common Stocks and Equity Interests—Continued

Metals and Mining	2.8%
Compass Minerals International Inc.		31,300	$2,521,528
Northgate Minerals Corp.		269,700	741,675	A
Reliance Steel and Aluminum Co.		32,300	2,490,007
Stillwater Mining Co.		86,800	1,026,844	A

			6,780,054

Telecommunication Services	2.0%
Diversified Telecommunication Services	1.0%
Cincinnati Bell Inc.		419,900	1,671,202	A
Premiere Global Services Inc.		47,400	691,092	A

			2,362,294

Wireless Telecommunication Services	1.0%
Centennial Communications Corp.		132,130	923,589	A
Syniverse Holdings Inc.		31,600	511,920	A
U.S. Cellular Corp.		15,800	893,490	A
USA Mobility Inc.		27,900	210,645	A

			2,539,644

Utilities	3.0%
Electric Utilities	1.6%
El Paso Electric Co.		86,340	1,709,532	A
Hawaiian Electric Industries Inc.		69,900	1,728,627
UIL Holdings Corp.		14,200	417,622

			3,855,781

Gas Utilities	0.8%
Piedmont Natural Gas Co. Inc.		52,867	1,383,001
WGL Holdings Inc.		19,300	670,482

			2,053,483

Multi-Utilities	0.6%
Avista Corp.		57,100	1,225,366
NorthWestern Corp.		4,500	114,390

			1,339,756

Total Common Stocks and Equity Interests (Cost—$244,744,860)			244,023,228
Total Investments (Cost—$244,744,860)B	99.1%		244,023,228
Other Assets Less Liabilities	0.9%		2,160,000

Net Assets	100.0%		$246,183,228

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,372,526
Gross unrealized depreciation	(36,094,158)

Net unrealized depreciation	$(721,632)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Batterymarch U.S. Small Capitalization Equity Portfolio

Assets:
Investment securities at market value (Cost—$244,744,860)		$244,023,228
Cash		2,455,773
Receivable for securities sold		3,932,411
Receivable for fund shares sold		202,824
Dividends and interest receivable		177,763

Total assets		250,791,999

Liabilities:
Payable for securities purchased	$4,273,634
Accrued management fee	139,844
Accrued distribution and service fees	11,337
Accrued expenses	183,956

Total liabilities		4,608,771

Net Assets		$246,183,228

Net assets consist of:
Accumulated paid-in-capital		$254,937,509
Undistributed net investment income		270,653
Accumulated net realized loss on investments		(8,303,302)
Net unrealized depreciation on investments		(721,632)

Net Assets		$246,183,228

Net Asset Value Per Share:
Institutional Class (28,638,417 shares outstanding)		$8.58
Financial Intermediary Class (60,121 shares outstanding)		$8.43

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Income:
Dividends	$1,153,553
Interest	19,765
Less: Foreign taxes withheld	(5,971)

Total income		$1,167,347

Expenses:
Management fees	988,240
Distribution and service fees:
Financial Intermediary Class	628
Audit and legal fees	26,988
Custodian fees	27,298
Directors’ fees and expenses	25,000
Registration fees	15,000
Reports to shareholders	50,600
Transfer agent and shareholder servicing expense:
Institutional Class	7,047
Financial Intermediary Class	628
Other expenses	50,032

	1,191,461
Less: Fees waived	(352)

Net expenses		1,191,109

Net Investment Loss		(23,762)

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments	(8,168,880)
Change in unrealized appreciation/(depreciation) of investments	(25,873,220)

Net Realized and Unrealized Loss on Investments		(34,042,100)

Change in Net Assets Resulting From Operations		$(34,065,862)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Batterymarch U.S. Small Capitalization Equity Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2008	FOR THE PERIOD ENDED DECEMBER 31, 2007A	FOR THE YEAR ENDED MARCH 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income (loss)	$(23,762)	$775,057	$1,210,901
Net realized gain/(loss)	(8,168,880)	38,695,435	82,524,906
Change in unrealized appreciation/(depreciation)	(25,873,220)	(48,069,358)	(98,973,732)

Change in net assets resulting from operations	(34,065,862)	(8,598,866)	(15,237,925)
Distributions to shareholders from:
Net investment income:
Institutional Class	(364,644)	(523,926)	(771,624)
Net realized gain on investments:
Institutional Class	(1,877,348)	(56,122,516)	(54,053,186)
Financial Intermediary Class	(3,929)	(81,609)	(767,867)
Change in net assets from fund share transactions:
Institutional Class	(77,775,245)	(131,356,869)	(336,020,325)
Financial Intermediary Class	12,699	(19,865)	(9,641,092)

Change in net assets	(114,074,329)	(196,703,651)	(416,492,019)

Net Assets:
Beginning of period	360,257,557	556,961,208	973,453,227

End of period	$246,183,228	$360,257,557	$556,961,208

Undistributed net investment income	$270,653	$659,058	$407,926

A	For the period April 1, 2007 to December 31, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Batterymarch U.S. Small Capitalization Equity Portfolio

For a share of each class of capital stock outstanding:

Institutional Class :

	SIX MONTHS ENDED JUNE 30, 2008		PERIOD ENDED DECEMBER 31, 2007A		YEARS ENDED MARCH 31,
					2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$9.60		$11.48		$12.43		$11.61	$11.90	$8.09	$10.27

Investment operations:
Net investment income	(0.00	)B,C	.02	B	.02	B	.02	.01	.01	.04
Net realized and unrealized gain/(loss)	(.94)		(.39)		.05		2.21	.58	4.05	(2.18)

Total from investment operations	(.94)		(.37)		.07		2.23	.59	4.06	(2.14)

Distributions from:
Net investment income	(.01)		(.01)		(.01)		(.02)	(.01)	(.02)	(.04)
Net realized gain on investments	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)	—

Total distributions	(.08)		(1.51)		(1.02)		(1.41)	(.88)	(.25)	(.04)

Net asset value, end of period	$8.58		$9.60		$11.48		$12.43	$11.61	$11.90	$8.09

Total return	(9.85	)%D	(3.58	)%D	.88%		20.95%	5.87%	50.52%	(20.87)%

Ratios to Average Net Assets:E
Total expenses	.85	%F	.79	%F	.79%		.75%	.76%	.81%	.87%
Expenses net of waivers, if any	.85	%F	.79	%F	.79%		.75%	.76%	.81%	.87%
Expenses net of all reductions	.85	%F	.79	%F	.79%		.75%	.76%	.81%	.87%
Net investment income (loss)	(.02	)%F	.28	%F	.17%		.16%	.13%	.15%	.59%

Supplemental Data:
Portfolio turnover rate	39.5	%D	46.5	%D	84.7%		152.9%	175.0%	141.1%	119.4%

Net assets, end of period (in thousands)	$245,677		$359,703		$556,288		$962,303	$667,045	$565,130	$209,376

A	For the period April 1 , 2007 to December 31. 2007.
B	Computed using average daily shares outstanding.
C	Amount less than $.01 per share.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. During the fiscal year ended December 31, 2007, the Fund was subject to voluntary expense waivers.

F	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED JUNE 30, 2008		PERIOD ENDED DECEMBER 30, 2007A		YEARS ENDED MARCH 31,
					2007		2006	2005	2004		2003B
	(Unaudited)
Net asset value, beginning of period	$9.43		$11.33		$12.32		$11.56	$11.88	$8.09		$8.47

Investment operations:
Net investment income/(loss)	(.02	)C	(.01	)C	(.02	)C	(.04)	(.03)	(.01)		—
Net realized and unrealized gain/(loss)	(.91)		(.39)		.04		2.19	.58	4.03		(.38)

Total from investment operations	(.93)		(.40)		.02		2.15	.55	4.02		(.38)

Distributions from:
Net investment income	—		—		—		—	—	.00	D	—
Net realized gain on investments	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)		—

Total distributions	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)		—

Net asset value, end of period	$8.43		$9.43		$11.33		$12.32	$11.56	$11.88		$8.09

Total return	(10.05	)%E	(3.91	)%E	.43%		20.29%	5.42%	50.01%		(4.49)%

Ratios to Average Net Assets:F
Total expenses	1.34	%G	2.12	%G	1.30%		1.22%	1.20%	1.06%		1.10%
Expenses net of waivers, if any	1.20	%G	1.20	%G	1.20%		1.20%	1.20%	1.06%		1.10%
Expenses net of all reductions	1.20	%G	1.20	%G	1.20%		1.20%	1.20%	1.06%		1.10%
Net investment income (loss)	(.36	)%G	(.13	)%G	(.20)%		(.28)%	(.31)%	(.33)%		.14%

Supplemental Data:
Portfolio turnover rate	39.5	%E	46.5	%E	84.7%		152.9%	175.0%	141.1%		119.4%

Net assets, end of period (in thousands)	$506		$555		$673		$11,150	$11,031	$11,286		$688

A	For the period April 1 , 2007 to December 31. 2007.
B	For the period January 9, 2003 (commencement of operations) to March 31, 2003.
C	Computed using average daily shares outstanding.
D	Amount less than $.01 per share.
E	Not annualized.
F

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. During the fiscal year ended December 31, 2007, the Fund was subject to voluntary expense waivers.

G	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc. (“Corporation”), of which Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

The Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

If a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$244,023,228	$244,023,228	$—	$—
Other Financial Instruments*	—	—	—	—

Total	$244,023,228	$244,023,228	$—	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

Semi-Annual Report to Shareholders

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2008, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$112,153,199	$169,690,485

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized capital gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and/or gains available for distribution under federal income tax regulations.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2008.

3. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMFA. The investment adviser is responsible, subject to the general supervision of the Board of Directors and LMFA, for the actual investment activity of the Fund. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay Batterymarch the entire management fee it receives from the Fund.

Under the terms of the management agreement, LMFA has contractually agreed, until July 31, 2008, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expenses), exceed during that month the annual rate of 0.95% for the Institutional Class and 1.20% for the Financial Intermediary Class. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time. Pursuant to this agreement, at June 30, 2008, management and distribution and service fees waived or reimbursed in the amount of $11,203 remain subject to repayment by the Fund.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of the Fund. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average daily net assets subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under this plan of 0.25% of average daily net assets.

Service Fee
Financial Intermediary Class	0.25%

Batterymarch, LMFA and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Semi-Annual Report to Shareholders

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2008.

5. Fund Share Transactions:

At June 30, 2008, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes shares of the Fund. Share transactions were as follows:

	Six Months Ended June 30, 2008		Period Ended December 31, 2007A		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Institutional Class
Shares sold	1,076,194	$9,524,893	1,452,775	$16,634,596	6,132,500	$70,753,253
Shares issued on reinvestment	245,563	2,241,992	5,480,049	56,590,524	4,813,611	53,965,797
Shares repurchased	(10,165,437)	(89,542,130)	(17,924,368)	(204,581,989)	(39,880,283)	(460,739,375)

Net Decrease	(8,843,680)	$(77,775,245)	(10,991,544)	$(131,356,869)	(28,934,172)	$(336,020,325)

Financial Intermediary Class
Shares sold	5,634	$49,059	1,911	$21,183	173,086	$2,026,410
Shares issued on reinvestment	438	3,929	8,120	81,609	69,318	767,867
Shares repurchased	(4,810)	(40,289)	(10,623)	(122,657)	(1,087,690)	(12,435,369)

Net Increase (Decrease)	1,262	$12,699	(592)	$(19,865)	(845,286)	$(9,641,092)

A	For the period April 1, 2007 to December 31, 2007.

6. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006 and the Fund adopted FIN 48 effective January 1, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Batterymarch Financial Management, Inc.

Boston, MA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K & L Gates LLP

Washington, DC

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Batterymarch U.S. Small Capitalization Equity Portfolio uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Batterymarch U.S. Small Capitalization Equity Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at www.lminstitutionalfunds.com.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this fund, visit www.lminstitutionalfunds.com or any other Legg Mason fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

LMF-854/S (08/08) TN08-3161	BATX010568

Global Opportunities

Bond Fund

Semi-Annual Report to Shareholders

June 30, 2008

Semi-Annual Report to Shareholders

Expense Example

Global Opportunities Bond Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2008, and held through June 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee, which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidB During the Period 1/1/08-6/30/08
Institutional Class:
Actual	$1,000.00	$1,016.80	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.27

A

A redemption fee of 2% is imposed on all redemptions, including exchanges, of Fund shares, redeemed or exchanged within 60 days of purchase. The fee will be paid directly to the Fund to help offset the costs imposed on it by short-term trading.

B

These calculations are based on expenses incurred in the most recent fiscal half year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of .65% for the Institutional Class, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (182 days), and divided by 366.

1

Semi-Annual Report to Shareholders

Performance Information

The graph which follows compares the Fund’s total returns to the Citigroup World Government Bond Index. The graph illustrates the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-877-515-3863. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are periods beginning October 31, 2006.

2

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (As of June 30, 2008)B

Standard & Poor’s Debt RatingsC

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
C	Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk.

3

Semi-Annual Report to Shareholders

Portfolio of Investments

June 30, 2008 (Unaudited)

Global Opportunities Bond Fund

	RATE	MATURITY DATE	PAR†		VALUE
Long-Term Securities—93.2%
U.S. Government and Agency Obligations—4.8%

Fixed Rate Securities—4.8%
Fannie Mae	6.000%	4/18/36	$6,855,000		$7,043,410
United States Treasury Bonds	6.500%	11/15/26	5,042,000		6,232,779

Total U.S. Government and Agency Obligations (Cost—$13,129,038)					13,276,189
Foreign Government Obligations—55.0%
Bank Negara Malaysia Monetary Notes	3.833%	9/28/11	10,709,000	MYR	3,241,011
Canadian Government Bond	6.000%	6/1/11	7,441,000	CAD	7,835,335
Federative Republic of Brazil	12.500%	1/5/16	16,660,000	BRL	10,285,240
Government of Indonesia	11.000%	11/15/20	17,805,000,000	IDR	1,640,918
Government of Indonesia	9.500%	7/15/23	14,620,000,000	IDR	1,169,841
Government of Indonesia	10.000%	9/15/24	32,600,000,000	IDR	2,703,311
Government of Malaysia	3.756%	4/28/11	30,630,000	MYR	9,271,014
Government of Malaysia	3.718%	6/15/12	15,670,000	MYR	4,701,974
Government of New Zealand	6.000%	4/15/15	6,625,000	NZD	4,952,058
Government of Poland	5.250%	10/25/17	33,066,000	PLN	14,072,597
Government of Singapore	4.375%	1/15/09	7,580,000	SGD	5,680,646
Government of Singapore	2.625%	4/1/10	13,739,000	SGD	10,334,085
Government of Sweden	4.000%	12/1/09	56,995,000	SEK	9,388,526
Kingdom of Norway	5.500%	5/15/09	16,165,000	NOK	3,160,945
Mexican Bonos	8.000%	12/19/13	104,620,000	MXN	9,718,997
Mexican Bonos	7.750%	12/14/17	28,240,000	MXN	2,481,301
New South Wales Treasury Corp.	6.000%	5/1/12	6,890,000	AUD	6,318,725
New South Wales Treasury Corp.	5.500%	3/1/17	18,270,000	AUD	15,794,448
Province of Ontario	6.250%	6/16/15	730,000	NZD	524,255
Queensland Treasury Corp.	6.000%	10/14/15	5,660,000	AUD	5,122,074
Republic of South Africa	10.000%	2/28/09	1,286,666	ZAR	162,325
Republic of South Africa	13.000%	8/31/10	70,038,000	ZAR	9,177,125
United Kingdom Treasury Bond	4.750%	9/7/15	3,490,000	GBP	6,794,741
United Kingdom Treasury Bond	4.000%	9/7/16	4,510,000	GBP	8,322,244

Total Foreign Government Obligations (Cost—$151,307,106)					152,853,736
Yankee BondsA—1.8%

Electric Utilities—0.6%
E. ON International Finance BV	6.650%	4/30/38	1,845,000		1,836,943	B

4

Semi-Annual Report to Shareholders

	RATE	MATURITY DATE	PAR†		VALUE
Long-Term Securities—Continued
Yankee BondsA—Continued

Electronic Equipment and Instruments—1.2%
Tyco Electronics Group SA	6.550%	10/1/17	$1,520,000		$1,533,631
Tyco Electronics Group SA	7.125%	10/1/37	1,750,000		1,791,594

					3,325,225

Total Yankee Bonds (Cost—$5,231,658)					5,162,168
Corporate Bonds and Notes—16.9%

Biotechnology—0.7%
Biogen Idec Inc.	6.875%	3/1/18	1,770,000		1,813,045

Capital Markets—0.6%
The Goldman Sachs Group Inc.	6.750%	10/1/37	1,811,000		1,656,605

Commercial Banks—2.3%
Fifth Third Bancorp	8.250%	3/1/38	2,490,000		2,017,169
Inter-American Development Bank	11.500%	2/5/09	195,000,000	ISK	2,456,360
International Bank for Reconstruction & Development	11.500%	3/6/09	157,000,000	ISK	1,998,164

					6,471,693

Computers and Peripherals—0.4%
Dell Inc.	6.500%	4/15/38	1,060,000		1,009,126	B

Diversified Financial Services—1.8%
General Electric Capital Corp.	7.625%	12/10/14	3,200,000	NZD	2,359,461
Svensk Exportkredit AB	7.625%	7/10/14	3,290,000	NZD	2,537,146

					4,896,607

Food and Staples Retailing—1.1%
Wal-Mart Stores Inc.	6.500%	8/15/37	1,715,000		1,764,998
Wal-Mart Stores Inc.	6.200%	4/15/38	1,347,000		1,323,500

					3,088,498

Food Products—0.9%
Kraft Foods Inc.	7.000%	8/11/37	2,655,000		2,628,689

Health Care Equipment and Supplies—1.5%
AstraZeneca PLC	6.450%	9/15/37	3,155,000		3,211,938
Covidien International Finance SA	6.550%	10/15/37	971,000		981,536

					4,193,474

Health Care Providers and Services—1.0%
UnitedHealth Group Inc.	6.625%	11/15/37	3,023,000		2,783,974

5

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Global Opportunities Bond Fund—Continued

	RATE	MATURITY DATE	PAR†	VALUE
Long-Term Securities—Continued
Corporate Bonds and Notes—Continued

Insurance—0.5%
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	$1,395,000	$1,394,241	B

Media—2.8%
Comcast Corp.	6.450%	3/15/37	335,000	311,781
Comcast Corp.	6.950%	8/15/37	1,750,000	1,721,281
Comcast Corp.	6.400%	5/15/38	1,015,000	936,310
Time Warner Cable Inc.	7.300%	7/1/38	3,580,000	3,557,987
Viacom Inc.	6.875%	4/30/36	1,385,000	1,300,635

				7,827,994

Multiline Retail—0.3%
Target Corp.	6.500%	10/15/37	775,000	745,531

Pharmaceuticals—1.5%
Abbott Laboratories	6.150%	11/30/37	758,000	760,002
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,675,000	1,624,666
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,910,000	1,895,927

				4,280,595

Software—0.7%
Oracle Corp.	6.500%	4/15/38	1,848,000	1,852,579

Water Utilities—0.8%
American Water Capital Corp.	6.593%	10/15/37	2,532,000	2,336,428

Total Corporate Bonds and Notes (Cost—$49,344,806)				46,979,079
Mortgage-Backed Securities—14.7%

Fixed Rate Securities—12.0%
Citigroup Mortgage Alternative Loan Trust 2007-A4 1A5	5.750%	4/25/37	1,608,548	1,304,864
Countrywide Alternative Loan Trust 2005-26CB A6	5.500%	7/25/35	1,795,000	1,535,746
Countrywide Alternative Loan Trust 2005-J10 1A16	5.500%	10/25/35	1,310,000	1,053,300
Countrywide Alternative Loan Trust 2005-46CB A20	5.500%	10/25/35	1,068,730	844,235
Countrywide Alternative Loan Trust 2006-43CB 1A6	6.000%	2/25/37	2,061,939	1,739,236
Countrywide Alternative Loan Trust 2007-22 2A16	6.500%	9/25/37	2,862,857	2,374,382
Countrywide Home Loans 2007-3 A12	6.000%	4/25/37	1,680,000	1,485,024
Countrywide Home Loans 2005-7 A2	5.750%	5/25/37	1,635,000	1,532,920
Credit Suisse Mortgage Capital Certificates 2007-2 3A4	5.500%	3/25/37	2,415,000	2,062,541
Credit Suisse Mortgage Capital Certificates 2008-2R 1A1	6.000%	7/25/37	2,408,880	2,234,236	B
JPMorgan Alternative Loan Trust 2008-R2 A1	6.000%	11/25/36	3,040,000	2,671,400	B
MASTR Resecuritization Trust 2008-1 A1	6.000%	9/27/37	1,937,549	1,874,579	B
Prime Mortgage Trust 2006-2 1A14	6.250%	11/25/36	1,548,988	1,439,700

6

Semi-Annual Report to Shareholders

	RATE	MATURITY DATE	PAR†	VALUE
Long-Term Securities—Continued
Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
RBSGC Mortgage Pass Through Certificates 2008-A A1	5.500%	11/25/35	$2,550,315	$2,282,532	B
WaMu Mortgage Pass Through Certificates 2005-6 2A1	5.500%	8/25/35	1,007,000	814,947
Wells Fargo Mortgage Backed Securities Trust 2007-11 A36	6.000%	8/25/37	4,220,000	3,795,315
Wells Fargo Mortgage Backed Securities Trust 2007-11 A88	6.000%	8/25/37	3,006,456	2,887,099
Wells Fargo Mortgage Backed Securities Trust 2007-11 A90	6.000%	8/25/37	1,784,768	1,601,565

				33,533,621

Variable Rate SecuritiesC—2.7%
Deutsche Mortgage Securities Inc. 2008-RS1 3A1	5.650%	8/28/36	2,083,803	1,914,434	B
Deutsche Mortgage Securities Inc. 2007-RS8 3A1	5.650%	9/28/36	2,111,188	1,940,116	B
MASTR Resecuritization Trust 2008-4 A1	6.000%	6/27/36	2,382,187	2,215,434	B
Thornburg Mortgage Securities Trust 2005-3 B1	5.211%	10/25/35	1,418,091	959,322
Thornburg Mortgage Securities Trust 2005-4 B1	5.351%	12/25/35	546,247	378,166

				7,407,472

Total Mortgage-Backed Securities (Cost—$41,607,820)				40,941,093
Total Long-Term Securities (Cost—$260,620,428)				259,212,265
Short-Term Securities—5.4%
Repurchase Agreements—5.4%
Bank of America 2.20%, dated 6/30/08, to be repurchased at $7,500,641 on 7/1/08 (Collateral: $7,540,000 Fannie Mae note, 5% due 4/26/17, value $7,717,204)			7,500,183	7,500,183
Goldman Sachs & Co. 2.36%, dated 6/30/08, to be repurchased at $7,500,675 on 7/1/08 (Collateral: $7,985,516 Fannie Mae mortgage-backed securities, 5%, due 5/1/38, value $7,688,277)			7,500,183	7,500,183

Total Short-Term Securities (Cost—$15,000,366)				15,000,366

7

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Global Opportunities Bond Fund—Continued

VALUE
Total Investments—98.6% (Cost—$275,620,794)D	$274,212,631
Other Assets Less Liabilities—1.4%	3,816,093

Net Assets—100.0%	$278,028,724

A	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
B

Rule 144A Security—A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 6.97% of net assets.

C	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,032,481
Gross unrealized depreciation	(7,440,644)

Net unrealized depreciation	$(1,408,163)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

GBP—British Pound

IDR—Indonesian Rupiah

ISK—Iceland Krona

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

ZAR—South African Rand

See notes to financial statements.

8

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Global Opportunities Bond Fund

Assets:
Investment securities at market value (Cost—$260,620,428)		$259,212,265
Short-term securities at value (Cost—$15,000,366)		15,000,366
Foreign currency at value (Cost—$200,597)		194,114
Interest receivable		4,990,896
Receivable for fund shares sold		2,117,448
Unrealized appreciation of forward foreign currency contracts		81,404

Total assets		281,596,493

Liabilities:
Payable for securities purchased	$2,675,960
Income distribution payable	350,654
Unrealized depreciation of forward foreign currency contracts	282,786
Accrued management fee	112,533
Accrued expenses	145,836

Total liabilities		3,567,769

Net Assets		$278,028,724

Net assets consist of:
Accumulated paid-in-capital		$273,610,548
Overdistributed net investment income		(468,777)
Accumulated net realized gain on investments and foreign currency transactions		6,422,157
Net unrealized depreciation on investments and foreign currency translations		(1,535,204)

Net Assets		$278,028,724

Net Asset Value Per Share:
Institutional Class (26,854,715 shares outstanding)		$10.35

See notes to financial statements.

9

Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

Global Opportunities Bond Fund

Investment Income:
Interest	$7,326,825
Less: Foreign taxes withheld	(19,545)

Total income		$7,307,280

Expenses:
Management fees	623,697
Audit and legal fees	27,300
Custodian fees	90,088
Directors’ fees and expenses	19,408
Registration fees	16,587
Reports to shareholders	13,089
Transfer agent and shareholder servicing expense:
Institutional Class	10,824
Other expenses	15,521

	816,514
Less: Fees waived	(4,111)
Compensating balance credits	(1,597)

Net expenses		810,806

Net Investment Income		6,496,474

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on:
Investments	(285,275)
Foreign currency transactions	6,731,351

		6,446,076
Change in unrealized appreciation/(depreciation) of:
Investment and foreign currency transactions	(8,247,655)
Assets and liabilities denominated in foreign currency	(847,357)

		(9,095,012)

Net Realized and Unrealized Loss on Investments		(2,648,936)

Change in Net Assets Resulting From Operations		$3,847,538

See notes to financial statements.

10

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Global Opportunities Bond Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2008	FOR THE PERIOD ENDED DECEMBER 31, 2007A	FOR THE PERIOD ENDED MARCH 31, 2007B
	(Unaudited)
Change in Net Assets:
Net investment income	$6,496,474	$5,027,436	$1,012,902
Net realized gain/(loss)	6,446,076	(590,824)	(334,496)
Change in unrealized appreciation/(depreciation)	(9,095,012)	7,800,630	(240,822)

Change in net assets resulting from operations	3,847,538	12,237,242	437,584
Distributions to shareholders from:
Net investment income	(6,408,797)	(4,547,886)	(1,012,901)
Tax Return of Capital	—	(340,184)	—
Net realized gain on investments	—	(245,028)	—
Change in net assets from fund share transactions:
Institutional Class	63,616,258	117,314,594	93,130,304

Change in net assets	61,054,999	124,418,738	92,554,987

Net Assets:
Beginning of period	216,973,725	92,554,987	—

End of period	$278,028,724	$216,973,725	$92,554,987

Overdistributed net investment income	$(468,777)	$(556,454)	$(247,182)

A	For the period April 1, 2007 to December 31, 2007. Effective December 31, 2007, the fund changed its fiscal year from March 31 to December 31.
B	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

11

Semi-Annual Report to Shareholders

Financial Highlights

Global Opportunities Bond Fund

For a share of each class of capital stock outstanding:

Institutional Class :

	SIX MONTHS ENDED JUNE 30, 2008		PERIOD ENDED DECEMBER 31, 2007A		PERIOD ENDED MARCH 31, 2007B
	(Unaudited)
Net asset value, beginning of period	$10.44		$9.93		$10.00

Investment Operations:
Net investment income	.27	C	.37	C	.18	C
Net realized and unrealized gain/(loss)	(.09)		.51		(.08)

Total from investment operations	.18		.88		.10

Distributions from:
Net investment income	(.27)		(.33)		(.17)
Tax return of capital	—		(.02)		—
Net realized gain on investments	—		(.02)		—

Total distributions	(.27)		(.37)		(.17)

Net asset value, end of period	$10.35		$10.44		$9.93

Total return	1.68	%D	9.05	%D	1.01	%D

Ratios to Average Net Assets:E
Total expenses (including interest expense)	.65	%F	.73	%F	1.58	%F
Expenses (including interest expense) net of waivers, if any	.65	%F	.66	%F	.65	%F
Expenses (including interest expense) net of all reductions	.65	%F	.66	%F	.65	%F
Expenses (excluding interest expense) net of all reductions	.65	%F	.65	%F	.65	%F
Net investment income	5.21	%F	4.82	%F	4.34	%F

Supplemental Data:
Portfolio turnover rate	28.8	%D	49.5	%D	25.7	%D

Net assets, end of period (in thousands)	$278,029		$216,974		$92,555

A	For the period April 1, 2007 to December 31, 2007. Effective December 31, 2007, the Fund changed its fiscal year from March 31 to December 31.
B	For the period November 1, 2006 (commencement of operations) to March 31, 2007.
C	Computed using average daily shares outstanding.
D	Not annualized.
E

Total expenses (including interest expense) reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses (including interest expense) net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses (including interest expense) net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. Expenses (excluding interest expense) net of all reductions reflects expenses less interest expense, any compensating balance credits, and/or contractual expense waivers.

F	Annualized.

See notes to financial statements.

12

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc., (“Corporation”) of which Global Opportunities Bond Fund (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end non-diversified management investment company.

The Fund consists of two classes of shares: Institutional and Financial Intermediary Class. The Financial Intermediary Class has not commenced operations. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

If a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	6/30/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$274,212,631	$—	$274,212,631	$—
Other Financial Instruments*	(201,382)	—	(201,382)	—

Total	$274,011,249	$—	$274,011,249	$—

*	Other financial instruments include forward foreign currency contracts.

13

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2008, security transactions (excluding short-term investments) were:

Purchases		Proceeds From Sales
U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
$1,513,043	$134,680,021	$2,333,788	$64,895,051

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked to market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and are declared and paid monthly. Distributions from net realized capital gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

14

Semi-Annual Report to Shareholders

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amounts of the respective underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2008.

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

15

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

At June 30, 2008, open forward currency exchange contracts (expressed in the contractual currency) were:

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		ReceiveA		DeliverA
Citibank NA	7/11/08	NOK	11,845,000	USD	2,316,599	$9,582
Barclays Bank PLC	7/1/08	TRY	4,656,000	USD	3,744,571	64,110
Barclays Bank PLC	7/28/08	TRY	4,656,000	USD	3,775,237	(9,829)
Barclays Bank PLC	7/1/08	USD	3,816,393	TRY	4,656,000	7,712
Citibank NA	7/11/08	USD	2,256,921	NOK	11,845,000	(69,259)
Morgan Stanley	9/22/08	USD	14,439,292	GBP	7,395,000	(203,698)

						$(201,382)

A	Definitions of currency abbreviations:

GBP—British pound

NOK—Norwegian krone

TRY—Turkish lira

USD—United States dollar

Options and Futures

As part of its investment program the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The most commonly realized risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying

16

Semi-Annual Report to Shareholders

security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund realizes a gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

The Fund had no open futures positions as of June 30, 2008.

4. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Brandywine Global Investment Management, LLC is the investment adviser to the Fund. LMFA provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at an annual management fee rate of 0.50% of its daily net assets (net of any fee waivers).

Under the terms of the management agreement, LMFA, has contractually agreed to waive its fees and reimburse other expenses so that the Institutional Class and Financial Intermediary Class’ operating expenses do not exceed the annual rate of 0.65% and 0.90% of the Fund’s average daily net assets attributable to Institutional Class and Financial Intermediary Class shares, respectively, until April 30, 2009. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA and Brandywine, to the extent that from time to time during the three years the repayment will not cause the Fund’s expenses to exceed the limit set forth by LMFA and Brandywine. Pursuant to this agreement, at June 30, 2008, management and other fees waived or reimbursed in the amount of $299,109 remain subject to repayment by the Fund.

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine Global a fee computed daily and payable monthly, at an annual rate equal to 90% of the fee LMFA receives from the Fund. Fees paid to Brandywine Global are net of any waivers.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of the Fund. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average daily net assets subject to the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under this plan at an annual rate of 0.25% of average daily net assets.

LMFA, Brandywine Global and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

5. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal

17

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2008.

6. Fund Share Transactions:

At June 30, 2008, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Class of the Fund. No Financial Intermediary Class shares were sold during the period. Institutional Class share transactions were as follows:

	Six Months Ended June 30, 2008		Period Ended December 31, 2007A		Period Ended March 31, 2007B
	Shares	Amount	Shares	Amount	Shares	Amount
Institutional Class
Shares sold	6,888,946	$72,267,282	12,095,366	$123,457,903	9,411,374	$94,061,108
Shares issued on reinvestment	444,066	4,664,958	337,239	3,454,542	53,604	530,886
Shares repurchased	(1,268,975)	(13,315,982)	(959,572)	(9,597,851)	(147,333)	(1,461,690)

Net Increase	6,064,037	$63,616,258	11,473,033	$117,314,594	9,317,645	$93,130,304

A	For the period April 1, 2007 to December 31, 2007.
B	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

7. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006 and the Fund adopted FIN 48 effective January 1, 2007. There was no material impact to the financial statements or disclosure there to as a result of this adoption.

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

18

Global Opportunities Bond Fund

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Brandywine Global Investment Management, LLC

Philadelphia, PA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Global Opportunities Bond Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Global Opportunities Bond Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is also available on the SEC’s website or on the Fund’s website at

http://investorservices.leggmason.com/pub/pageserv/bwgobf.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this fund, please call 1-877-515-3863. Please read the prospectus carefully before investing.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

LMF–789/S(08/08)TN08-2795	BWXX011093

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semiannual reports.

(a) (2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3)	Not applicable.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	September 5, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.
Date:	September 5, 2008